Issuance of Units	6 Months Ended
Jun. 30, 2014
ISSUANCE OF UNITS [Abstract]
Issuance of units
NOTE 8 — ISSUANCE OF UNITS

On February 14, 2014, Navios Partners completed its public offering of 5,500,000 common units at $17.30 per unit and raised gross proceeds of approximately $95,150 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $306 were approximately $91,135. Pursuant to this offering, Navios Partners issued 112,245 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,942. On February 18, 2014, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 825,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $14,273 and net proceeds, including the underwriting discount, of approximately $13,670 and issued 16,837 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $291.

On February 6, 2013, Navios Partners completed its public offering of 4,500,000 common units at $14.15 per unit and raised gross proceeds of approximately $63,675 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $195 were approximately $60,840. Pursuant to this offering, Navios Partners issued 91,837 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,299. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 675,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $9,551. The net proceeds, including the underwriting discount, were approximately $9,126 and issued 13,776 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $195.